Intangible Assets, net (Schedule of Intangible Assets and Others, Net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Original amount	$ 51,234	$ 51,234
Accumulated amortization	51,072	50,957
Intangible assets, net	162	277
Customer related intangible assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Original amount	4,968	4,968
Accumulated amortization	4,806	4,718
Customer related intangible assets [Member] | Minimum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Customer related intangible assets [Member] | Maximum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years
Technology [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Original amount	46,266	46,266
Accumulated amortization	$ 46,266	$ 46,239
Finite-lived intangible asset, useful life	5 years